Unaudited Condensed Consolidated Interim Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)	$ 644,124	$ 756,606	$ 1,794,773	$ 1,509,237
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments	82,131	197,502	1,049,377	(944,063)
Gain (loss) on cash flow hedge	(826)	460	(865)	1,292
Deferred income tax on gain (loss) on cash flow hedge	(22)	236	(74)	(328)
Other fair value adjustments through other comprehensive income	(344)	518	(380)	(7,491)
Items that will not be reclassified to statement of income:
Gain (loss) associated with pension and other postretirement benefit obligations	(2,228)	(1,065)	(1,823)	8,828
Income tax on loss associated with pension and other postretirement benefit obligations	683	(549)	737	(2,240)
Total other comprehensive income (loss)	79,394	197,102	1,046,972	(944,002)
Comprehensive Income	723,518	953,708	2,841,745	565,235
Total comprehensive income attributable to:
Company shareholders	671,031	886,381	2,811,376	317,942
Non-controlling interest	52,487	67,327	30,369	247,293
Total comprehensive income attributable	$ 723,518	$ 953,708	$ 2,841,745	$ 565,235